Financial Risks - Schedule of Fair Values of Available-for-sale (AFS) Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair values of available for sale instruments used [line items]
Total fair value	€ 139,711	€ 159,510
Total value of fair value through profit or loss	7,119	5,142
Residential mortgage- backed securities [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,985	3,494
Residential mortgage- backed securities [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	2,931	3,419
Residential mortgage- backed securities [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total fair value	54	75
Asset backed securities [member]
Fair values of available for sale instruments used [line items]
Total fair value	4,314	6,188
Asset backed securities [member] | Level II [member]
Fair values of available for sale instruments used [line items]
Total fair value	3,411	4,880
Asset backed securities [member] | Level III [member]
Fair values of available for sale instruments used [line items]
Total fair value	903	1,309
Commercial mortgage- backed securities (CMBSs) [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	3,375	5,340
Commercial mortgage- backed securities (CMBSs) [member] | Level II [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	3,372	5,337
Commercial mortgage- backed securities (CMBSs) [member] | Level III [member] | Americas [member]
Fair values of available for sale instruments used [line items]
Total value of fair value through profit or loss	€ 3	€ 3